Leases - Operating Lease Maturity of New Lease (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Fiscal Year 2024	$ 38,324
Fiscal Year 2025	28,899
Fiscal Year 2026	10,527
Fiscal Year 2027	22,788
Fiscal Year 2028	22,927
Thereafter (Fiscal Year 2029 to Fiscal Year 2046)	230,772
Total lease payments	354,237
Buildings | Renovated Office Space, Twenty Year Term
Lessee, Lease, Description [Line Items]
Fiscal Year 2024	0
Fiscal Year 2025	10,121
Fiscal Year 2026	16,276
Fiscal Year 2027	39,207
Fiscal Year 2028	39,563
Thereafter (Fiscal Year 2029 to Fiscal Year 2046)	799,225
Total lease payments	$ 904,392